Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(a)
Net defined benefit liabilities (defined benefit assets) recognized as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Present value of partially funded defined benefit obligations	₩	1,602,697	1,491,146
Fair value of plan assets		(2,048,687)	(1,897,025)
	₩	(445,990)	(405,879)
Defined benefit liabilities, net	₩	1,531	1,559
Defined benefit assets, net	₩	447,521	407,438

Details of Plan Assets	(d) Plan assets as of December 31, 2022 and 2023 are as follows:

(In millions of won)	December 31, 2022		December 31, 2023
Guaranteed deposits in banks	₩	2,048,687	1,897,025

Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income
(e)
Expenses related to defined benefit plans recognized in profit or loss for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)	2021		2022	2023
Current service cost	₩	150,136	173,534	173,879
Net interest cost		(5,895)	(5,274)	(23,942)
	₩	144,241	168,260	149,937

Expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)	2021		2022	2023
Cost of sales	₩	110,750	128,706	114,226
Selling expenses		6,631	8,017	7,138
Administrative expenses		16,496	18,780	16,865
Research and development expenses		10,364	12,757	11,708
	₩	144,241	168,260	149,937

Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss)
(f)
Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)	2021		2022	2023
Balance at January 1	₩	38,154	(125,293)	(2,900)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		(124,974)	(83,376)	66,461
Demographic assumptions		(7,206)	(8,020)	(85)
Financial assumptions		(73,138)	287,304	(871)
Return on plan assets		(15,483)	(30,044)	(870)
Group’s share of associates regarding remeasurements		(84)	32	170
	₩	(220,885)	165,896	64,805
Income tax	₩	57,438	(43,503)	(14,818)
Balance at December 31	₩	(125,293)	(2,900)	47,087

13.
Employee Benefits, Continued

Principal Actuarial Assumptions

	December 31, 2022	December 31, 2023
Expected rate of salary increase	4.7%	4.0%
Discount rate for defined benefit obligations	5.4%	4.6%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2022	December 31, 2023
Teens	Males	0.00%	0.00%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Forties	Males	0.02%	0.02%
	Females	0.01%	0.01%
Fifties	Males	0.04%	0.04%
	Females	0.02%	0.02%

Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions

(In millions of won)	Defined benefit obligations
	1% increase		1% decrease
Discount rate for defined benefit obligations	₩	(157,102)	184,374
Expected rate of salary increase		192,107	(165,703)

Defined benefit obligations [member]
Disclosure of defined benefit plans [line items]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(b)
Changes in the present value of the defined benefit obligations for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)	2022		2023
Defined benefit obligations at January 1	₩	1,684,096	1,602,697
Current service cost		173,534	173,879
Interest cost		59,104	83,793
Remeasurements (before tax)		(195,908)	(65,505)
Benefit payments		(116,472)	(287,100)
Net transfers from (to) related parties		(1,363)	(16,551)
Others		(294)	(67)
Defined benefit obligations at December 31	₩	1,602,697	1,491,146

Fair value of plan assets [member]
Disclosure of defined benefit plans [line items]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(c)
Changes in fair value of plan assets for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)	2022		2023
Fair value of plan assets at January 1	₩	1,750,783	2,048,687
Expected return on plan assets		64,378	107,735
Remeasurements (before tax)		(30,044)	(870)
Contributions by employer directly to plan assets		371,398	2,219
Benefit payments		(107,828)	(260,528)
Net transfers from (to) related parties		—	(218)
Fair value of plan assets at December 31	₩	2,048,687	1,897,025